Acquisitions, disposals and discontinued operations - Result of disposal of associate (Details) - RUB (₽) ₽ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Total gain on disposal	[1]				₽ 8,177
Contingent consideration received				₽ 4,855	₽ 4,947
JSC Tochka
Discontinued operations
Percentage of ownership interest in associate sold			40.00%
Percentage of economic interest sold			45.00%
Fixed amount			₽ 4,947
Amount contingent on Tochka's earnings for the year 2021			4,647
Dividends received from associate			532
Carrying amount of disposed investment			(1,949)
Total gain on disposal			₽ 8,177
Contingent consideration received		₽ 4,855

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)